Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
26. Related party transactions

i. Lease of Office Space from Hubei Daily Media Group

In September 2012, the Group entered into a ten-year operating lease agreement from October 8, 2012 to October 7, 2022, with Hubei Daily Media Group, a shareholder who owned 20% of the Group’s variable interest entity, in Wuhan City, Hubei Province, where the Group lease approximately 1,673 square meters of office space located at 6th Floor, Block 1, Hubei Daily Cultural Creative Industrial Park, No 181 Donghu Road, Wuchang District, Wuhan City, Hubei Province, China. The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years, plus property management fees, water and electricity and all related taxes. The Group incurred lease and related expenses of RMB1.2 million, RMB1.1 million and RMB1.2 for the years ended December 31, 2015, 2016 and 2017, respectively.

ii. Consulting expenses for Hubei Daily Media Group representatives

We incurred RMB0.5 million, RMB0.5 million and RMB0.5 million expenses to Hubei Daily Media Group, a shareholder who owned 20% of the Group’s variable interest entity, for the consulting services related to two representatives sent by Hubei Daily Media Group, for the years ended December 31, 2015, 2016 and 2017, respectively.

iii. Loans to related parties

From 2014 to 2016, the Group lent a revolving loan of RMB8.0 million to Hubei Baoli Ecological Conservation Co., Ltd for three (3) years at weighted average interest rates of 23.3% per annum for interest income on the loan and 12.7% per annum for fee income on the loan. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the Group’s variable interest entity. The interest income on the loan was RMB1.4 million and RMB2.1 million for the years ended December 31, 2015 and 2016, respectively. The fee income on the loan was RMB1.3 million and RMB1.1 million for the years ended December 31, 2015 and 2016.

From 2015 to 2016, the Group lent a revolving loan of RMB3.0 million to Kang Chen for two (2) years at weighted average interest rates of 22.8% per annum for interest income on the loan and 19.2% per annum for fee income on the loan. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the Group’s variable interest entity. The interest income on the loan was RMB0.9 million and RMB0.8 million for the years ended December 31, 2015 and 2016, respectively. The fee income on the loan was RMB0.8 million and RMB0.5 million for the years ended December 31, 2015 and 2016, respectively.

In 2017, the Group lent a loan of RMB28.0 million to Wuhan Zhong Ji Gold Co., Ltd for a year at weighted average interest rate of 21.6% per annum for interest income on the loan. The loan was related to Wenting Xiao, a shareholder who owned 10.6% of the Group’s variable interest entity, whom is a member of the supervisory committee with Wuhan Zhong Ji Gold Co., Ltd. The interest income on loan was RMB6.5 million for the year ended December 31, 2017.

In 2017, the Group lent a loan of RMB38.3 million to Wuhan Xin Heng Tai Investment Co., Ltd for a year at weighted average interest rate of 21.6% per annum for interest income on the loan. The loan was related to Wenting Xiao, a shareholder who owned 10.6% of the Group’s variable interest entity, whom is a general manager with Wuhan Xin Heng Tai Investment Co., Ltd. The interest income on loan was RMB4.9 million for the year ended December 31, 2017.

iv. Advertising and promotional expenses with Hubei Daily Media Group

In 2015, the Group entered into a one-year agreement with Hubei JingChu Internet Technology Company, a subsidiary of Hubei Daily Media Group, a shareholder who owned 20% of the Group’s variable interest entity, to advertise and promote the variable interest entity in the internet media for RMB0.7 million.

v. Advisory expenses with Hubei New Nature Investment Co., Ltd

In 2015, 2016 and 2017, the Group entered into an agreement with Hubei New Nature Investment Co., Ltd, a shareholder who owned 19.8% of the Group’s variable interest entity, to provide funding advisory services for the Group for RMB2.2 million, RMB1.9 million and RMB3.9 million, respectively.

vi. Intermediary fee agreement with Chutian Wealth (Wuhan) Financial Services Co., Ltd

In 2016, the Group entered into an agreement with Chutian Wealth (Wuhan) Financial Services Co., Ltd, a subsidiary jointly owned by Hubei New Nature Investment Co., Ltd and Hubei Daily Media Group, to assist in fund raising for the Group through Wuhan Securities Exchange at 6% per annum on funds raised. In 2016 and 2017, Chutian Wealth (Wuhan) Financial Services Co., Ltd assisted the Group in borrowings, and intermediary fees were RMB2.7 million and RMB5.3 million, respectively.

vii. Loans from shareholders

In April 2016, the Group borrowed RMB6.0 million from Wang Hailin, a shareholder who owned 7.7% of the Group’s variable interest entity, at 10% per annum interest from April 2016 to November 2016. The Group paid RMB0.4 million for interest on the loan from Wang Hailin. In December 2016, the loan from Wang Hailin was converted to shareholders’ equity as part of the capital contribution.

In July 2016, the Group borrowed RMB2.0 million from Li Ling, a shareholder who owned 2.5% of the Group’s variable interest entity, at 10% per annum interest from July 2016 to November 2016. The Group paid RMB0.1 million for interest on the loan from Li Ling. The loan from Li Ling was fully repaid in November 2016.

In January 2017, the Group borrowed RMB4.0 million from Li Ling, a shareholder who owned 2.5% of the Group’s variable interest entity, at 10% per annum interest from January 2017 to July 2017. The Group paid RMB0.2 million for interest on the loan from Li Ling. The loan from Li Ling was fully repaid in July 2017.

In June 2017, the Group borrowed RMB10.0 million from Wang Hailin, a shareholder who owned 7.7% of the Group’s variable interest entity, at 10% per annum interest from June 2017 to June 2018. The Group paid RMB0.5 million for interest on the loan from Wang Hailin.

viii. Loan receivable placed with Wuhan Securities Exchange for funding purchased by related parties

In 2015 and 2016, the Group’s right of return on loans receivable of RMB68.9 million and RMB98.5 million that placed with Wuhan Securities Exchange for funding were purchased by Hubei Daily Media Group, a shareholder which owned 20% of the Group’s variable interest entity. The weighted average annual interest rates for interest expenses on these borrowings were 11.4% and 11.6% in 2015 and 2016, respectively. The average duration for these borrowings was 102 days and 152 days in 2015 and 2016, respectively. The interest expenses on these borrowings were RMB2.2 million and RMB4.7 million in 2015 and 2016, respectively.